UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21682

Sterling Capital Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Variable Insurance Funds
434 Fayetteville Street, 5th Floor
Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Sterling Capital Variable Insurance Funds

   Summary of Portfolio Holdings (Unaudited)

   June 30, 2013

Each Sterling Capital Variable Insurance Fund’s portfolio composition at June 30, 2013 was as follows :

Sterling Capital Equity Income VIF (formerly known as Sterling Capital Select Equity VIF)	Percentage of net assets
Consumer Discretionary	17.1%
Consumer Staples	12.0%
Energy	18.6%
Financials	8.9%
Health Care	16.7%
Industrials	6.6%
Information Technology	13.1%
Materials	2.3%
Cash Equivalents	4.7%

100.0%

Sterling Capital Special Opportunities VIF
Consumer Discretionary	16.2%
Consumer Staples	2.5%
Energy	10.6%
Financials	3.2%
Health Care	19.2%
Industrials	8.1%
Information Technology	31.3%
Materials	4.4%
Cash Equivalents	3.9%

99.4%

Sterling Capital Total Return Bond VIF
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	19.1%
Corporate Bonds	40.8%
Mortgage-Backed Securities	10.2%
Municipal Bonds	7.0%
Preferred Stocks	2.9%
U.S. Government Agencies	3.8%
U.S. Treasury Bonds	1.7%
Cash Equivalents	0.2%

100.6%

Sterling Capital Variable Insurance Funds

   Expense Example (Unaudited)

   June 30, 2013

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Expense Ratio During Period 1/1/13 - 6/30/13
Sterling Capital Equity Income VIF	$1,000.00	$1,075.90	$5.97	1.16%
Sterling Capital Special Opportunities VIF	1,000.00	1,104.90	6.99	1.34%
Sterling Capital Total Return Bond VIF	1,000.00	972.30	6.06	1.24%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Expense Ratio During Period 1/1/13 - 6/30/13
Sterling Capital Equity Income VIF	$1,000.00	$1,019.04	$5.81	1.16%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.15	6.71	1.34%
Sterling Capital Total Return Bond VIF	1,000.00	1,018.65	6.21	1.24%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Sterling Capital Equity Income VIF

   Schedule of Portfolio Investments

   June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.3%)

	Consumer Discretionary (17.1%)
6,130	McDonald’s Corp.	$606,870
8,955	Omnicom Group, Inc.	563,001
24,220	Pearson PLC, ADR	433,780
8,860	Target Corp.	610,100
7,309	Time Warner Cable, Inc.	822,116

		3,035,867

	Consumer Staples (12.0%)
10,595	General Mills, Inc.	514,175
7,570	PepsiCo, Inc.	619,150
4,635	Philip Morris International, Inc.	401,484
14,385	Unilever PLC, ADR	581,873

		2,116,682

	Energy (18.6%)
5,155	Chevron Corp.	610,043
11,440	Ensco PLC, Class A	664,893
17,090	Kinder Morgan, Inc.	651,984
7,560	Occidental Petroleum Corp.	674,579
20,105	Spectra Energy Corp.	692,818

		3,294,317

	Financials (8.9%)
1,270	BlackRock, Inc.	326,199
16,220	MetLife, Inc.	742,227
6,445	Travelers Cos., Inc. (The)	515,084

		1,583,510

	Health Care (16.7%)
9,635	Abbott Laboratories	336,069
6,630	AbbVie, Inc.	274,084
8,980	Baxter International, Inc.	622,045
8,500	Novartis AG, ADR	601,035
18,260	Pfizer, Inc.	511,463
7,405	WellPoint, Inc.	606,025

		2,950,721

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials (6.6%)
11,370	Emerson Electric Co.	$620,120
6,275	United Parcel Service, Inc., Class B	542,662

		1,162,782

	Information Technology (13.1%)
26,085	Intel Corp.	631,779
18,000	Maxim Integrated Products, Inc.	500,040
15,895	Microsoft Corp.	548,854
10,445	QUALCOMM, Inc.	637,981

		2,318,654

	Materials (2.3%)
10,680	Potash Corp. of Saskatchewan, Inc.	407,228

	Total Common Stocks (Cost $16,077,736)	16,869,761

INVESTMENT COMPANY (4.7%)
824,228	Federated Treasury Obligations Fund, Institutional Shares	824,228

	Total Investment Company (Cost $824,228)	824,228

Total Investments — 100.0% (Cost $16,901,964)		17,693,989
Net Other Assets (Liabilities) — 0.0%		4,413

NET ASSETS — 100.0%		$17,698,402

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF

   Schedule of Portfolio Investments

   June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.5%)

	Consumer Discretionary (16.2%)
42,000	Comcast Corp., Class A	$1,758,960
24,000	DIRECTV(a)	1,478,880
93,000	Ford Motor Co.	1,438,710

		4,676,550

	Consumer Staples (2.5%)
26,000	Mondelez International, Inc., Class A	741,780

	Energy (10.6%)
15,000	Apache Corp.	1,257,450
10,000	EOG Resources, Inc.	1,316,800
10,000	Halliburton Co.	417,200
2,000	Williams Cos., Inc. (The)	64,940

		3,056,390

	Financials (3.2%)
12,300	Capital One Financial Corp.	772,563
15,500	Och-Ziff Capital Management Group, LLC, Class A	161,820

		934,383

	Health Care (19.2%)
24,000	Agilent Technologies, Inc.	1,026,240
19,066	Merck & Co., Inc.	885,615
30,000	Myriad Genetics, Inc.(a)	806,100
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,332,800
23,000	UnitedHealth Group, Inc.	1,506,040

		5,556,795

	Industrials (8.1%)
20,000	ADT Corp. (The)(a)	797,000
6,000	FedEx Corp.	591,480
17,493	Nielsen Holdings NV	587,590
6,000	Ryder System, Inc.	364,740

		2,340,810

	Information Technology (31.3%)
20,000	Akamai Technologies, Inc.(a)	851,000

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
2,800	Apple, Inc.	$1,109,024
20,000	Check Point Software Technologies, Ltd.(a)	993,600
65,000	Cisco Systems, Inc.	1,580,150
70,000	Corning, Inc.	996,100
30,000	eBay, Inc.(a)	1,551,600
19,000	Intuit, Inc.	1,159,570
44,000	Nuance Communications, Inc.(a)	808,720

		9,049,764

	Materials (4.4%)
26,000	Newmont Mining Corp.	778,700
53,000	Yamana Gold, Inc.	504,030

		1,282,730

	Total Common Stocks (Cost $22,171,209)	27,639,202

INVESTMENT COMPANY (3.9%)
1,127,258	Federated Treasury Obligations Fund, Institutional Shares	1,127,258

	Total Investment Company (Cost $1,127,258)	1,127,258

Total Investments — 99.4% (Cost $23,298,467)		28,766,460
Net Other Assets (Liabilities) — 0.6%		161,675

NET ASSETS — 100.0%		$28,928,135

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond VIF

   Schedule of Portfolio Investments

   June 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (5.4%)

$ 88,099	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.533%, 11/25/35(a)	$80,709
246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	241,620
174,000	Chase Issuance Trust, Series 2008-A8, Class A8, 1.393%, 5/15/17(a)	177,136
92,889	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.393%, 1/25/36(a)	83,620
84,523	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.693%, 3/25/35(a)	84,094
181,894	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.513%, 10/25/35(a)	167,780

	Total Asset Backed Securities (Cost $851,748)	834,959

COLLATERALIZED MORTGAGE OBLIGATIONS (9.5%)

73,739	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.106%, 4/25/35(a)	72,411
50,360	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	52,108
98,281	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	97,526
56,148	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	58,208
38,307	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	38,342
42,997	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	44,365
40,847	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	42,147
66,668	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	71,051
163,159	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	172,065
58,167	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	59,021
89,627	PHHMC Trust, Series 2007-6, Class A1, 5.733%, 12/18/37(a)	92,617
27,024	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	27,238
69,069	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	71,410
45,833	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.703%, 12/25/34(a)	44,745
86,478	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	87,573
115,164	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.538%, 6/25/34(a)	116,579
52,909	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	56,101
23,105	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	23,671

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$101,665	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.625%, 1/25/35(a)	$98,218
104,325	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.649%, 10/25/35(a)	101,307
28,792	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	29,959

	Total Collateralized Mortgage Obligations (Cost $1,419,569)	1,456,662

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.1%)

150,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	166,366
153,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	168,408
8,151	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	8,241
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.403%, 11/10/42(a)	76,747
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	41,751
50,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	52,791
95,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.392%, 7/15/44(a)	101,273
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	165,125
95,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	104,870
100,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	104,889
155,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.940%, 6/10/46(a)	170,371
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	124,334
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,407
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	107,604
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	104,864
158,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	168,902
100,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/8/29(a)(b)	98,933
148,549	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	163,776
100,000	JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-FL3, Class A2, 0.893%, 4/15/28(a)(b)	99,658
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	166,667

Continued

Sterling Capital Total Return Bond VIF

   Schedule of Portfolio Investments — (continued)

   June 30, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$28,000	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	$27,878
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.646%, 3/12/44(a)	86,867
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	126,738
44,373	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	45,500
74,263	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	80,228
61,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.495%, 11/15/35(a)	61,704
150,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	159,945

	Total Commercial Mortgage-Backed Securities (Cost $2,929,769)	2,927,837

CORPORATE BONDS (40.8%)
	Consumer Discretionary (3.9%)
24,000	Brinker International, Inc., 2.600%, 5/15/18	23,490
33,000	CBS Corp., 8.875%, 5/15/19(c)	42,529
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	36,791
37,000	Delphi Corp., 5.875%, 5/15/19	39,313
45,000	Ford Motor Co., 7.450%, 7/16/31	53,875
65,000	George Washington University (The), 3.485%, 9/15/22	63,627
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	31,575
50,000	Mohawk Industries, Inc., 3.850%, 2/1/23	47,984
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	30,837
29,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)	28,320
19,000	Nordstrom, Inc., 6.250%, 1/15/18	22,086
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	30,160
48,000	Service Corp. International, 7.000%, 5/15/19	50,760
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	45,200
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	35,363
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	23,374

		605,284

	Consumer Staples (0.9%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	37,000
26,000	CVS Caremark Corp., 6.125%, 9/15/39	30,383
58,000	Lorillard Tobacco Co., 6.875%, 5/1/20(c)	66,647

		134,030

	Energy (4.8%)
55,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	52,250
70,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	64,447
28,000	BP Capital Markets PLC, 1.375%, 11/6/17	27,261
30,000	Buckeye Partners LP, 4.150%, 7/1/23	29,188
34,000	Cameron International Corp., 6.375%, 7/15/18	39,874
42,000	Chesapeake Energy Corp., 3.250%, 3/15/16	41,790

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$14,000	Concho Resources, Inc., 5.500%, 4/1/23	$13,790
10,000	Continental Resources, Inc., 4.500%, 4/15/23(b)	9,725
34,000	Denbury Resources, Inc., 8.250%, 2/15/20	36,720
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19(c)	47,072
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	43,578
32,000	Hess Corp., 5.600%, 2/15/41	32,832
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	42,418
32,000	NuStar Logistics LP, 8.150%, 4/15/18(c)	35,644
27,000	Petrobras Global Finance BV, 2.000%, 5/20/16	26,439
33,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	32,853
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	32,925
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	31,806
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,170
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)(c)	41,209
30,000	Western Gas Partners LP, 4.000%, 7/1/22	29,121

		738,112

	Financials (24.2%)
31,000	Aflac, Inc., 8.500%, 5/15/19	39,622
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	33,631
94,000	American International Group, Inc., 3.800%, 3/22/17	98,542
54,000	American Tower Corp., REIT, 3.500%, 1/31/23	49,446
39,000	Associates Corp. of North America, 6.950%, 11/1/18	46,188
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	39,130
31,000	Bank of America Corp., Series K, 8.000%, 12/29/49(a)	34,526
40,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	40,238
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	86,542
33,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	38,607
40,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	36,770
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	30,969
51,000	CBRE Services, Inc., 6.625%, 10/15/20	53,805
41,000	CIT Group, Inc., 4.750%, 2/15/15(b)	41,666
26,000	Citigroup, Inc., 5.875%, 1/30/42(c)	28,608
40,000	CNA Financial Corp., 7.350%, 11/15/19(c)	48,432
36,000	CNH Capital, LLC, 3.875%, 11/1/15	36,180
49,000	Colonial Realty LP, 6.250%, 6/15/14(c)	51,262
39,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	39,274
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(b)	44,965
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	46,705
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	32,742
7,000	Federal Realty Investment Trust, 2.750%, 6/1/23	6,344
40,000	Fifth Third Bancorp, 3.625%, 1/25/16(c)	42,227
20,000	First American Financial Corp., 4.300%, 2/1/23	19,241

Continued

Sterling Capital Total Return Bond VIF

   Schedule of Portfolio Investments — (continued)

   June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$123,000	General Electric Capital Corp., 5.300%, 2/11/21(c)	$134,927
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	29,578
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	46,236
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	46,370
43,000	HCP, Inc., REIT, 6.000%, 1/30/17	48,237
61,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	63,805
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	37,258
75,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23(b)	70,412
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	27,514
77,000	HSBC Finance Corp., 6.676%, 1/15/21	85,127
55,000	ING Bank NV, 4.000%, 3/15/16(b)	58,016
49,000	ING US, Inc., 2.900%, 2/15/18(b)	49,247
28,000	Invesco Finance PLC, 3.125%, 11/30/22	26,119
35,000	Jefferies Group, LLC, 8.500%, 7/15/19	42,175
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	41,213
62,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	64,588
54,000	JPMorgan Chase & Co., Series Q, 5.150%, 5/29/49(a)	51,435
47,000	KeyCorp, MTN, 5.100%, 3/24/21(c)	52,291
38,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	35,596
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	27,616
40,000	Lexington Realty Trust, REIT, 4.250%, 6/15/23(b)	38,341
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	32,145
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	30,685
34,000	Markel Corp., 7.125%, 9/30/19	40,346
28,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	41,034
84,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(c)	96,678
32,000	MetLife, Inc., 7.717%, 2/15/19	40,194
128,000	Morgan Stanley, 5.375%, 10/15/15	137,021
62,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	70,274
138,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	146,106
53,000	National City Corp., 6.875%, 5/15/19	63,395
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	32,093
45,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	48,987
10,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	13,531
42,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22(c)	41,783
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	32,642
42,000	Principal Financial Group, Inc., 1.850%, 11/15/17	41,248
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	48,000
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	32,993
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	35,199

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	$30,674
28,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	30,370
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	62,322
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	32,799
30,000	State Street Corp., 3.100%, 5/15/23	28,100
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	39,766
26,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	32,843
43,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39 .	56,078
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	31,567
49,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	47,431
70,000	Wachovia Corp., 5.625%, 10/15/16	78,678
37,000	Wachovia Corp., 5.500%, 8/1/35	38,115
33,000	WR Berkley Corp., 4.625%, 3/15/22	33,991

		3,708,851

	Health Care (1.9%)
26,000	Cigna Corp., 5.375%, 2/15/42	27,720
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	38,160
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	43,121
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	30,940
24,000	HCA, Inc., 8.500%, 4/15/19	25,755
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	32,311
47,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(c)	47,004
44,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	45,320

		290,331

	Industrials (2.1%)
35,000	Bombardier, Inc., 6.125%, 1/15/23(b)	34,737
29,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	28,923
23,000	Equifax, Inc., 3.300%, 12/15/22	21,590
11,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	10,851
34,000	Iron Mountain, Inc., 5.750%, 8/15/24	31,875
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	45,465
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	37,726
36,000	Textron, Inc., 4.625%, 9/21/16	38,947
29,000	United Rentals North America, Inc., 10.250%, 11/15/19	32,480
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	38,631

		321,225

	Materials (1.1%)
35,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(b)	30,865
20,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	18,094
31,000	Lubrizol Corp., 8.875%, 2/1/19	40,750
23,000	Newmont Mining Corp., 4.875%, 3/15/42	17,733
8,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	7,714
29,000	Rock Tenn Co., 4.900%, 3/1/22	29,889

Continued

Sterling Capital Total Return Bond VIF

   Schedule of Portfolio Investments — (continued)

   June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$ 29,000	Sealed Air Corp., 6.875%, 7/15/33(b)(c)	$27,550

		172,595

	Telecommunication Services (0.8%)
21,000	British Telecommunications PLC, 9.625%, 12/15/30	31,614
34,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	33,460
36,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	36,090
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	27,678

		128,842

	Utilities (1.1%)
33,000	CMS Energy Corp., 8.750%, 6/15/19	42,576
33,000	Progress Energy, Inc., 3.150%, 4/1/22	31,610
15,000	PSEG Power, LLC, 5.500%, 12/1/15	16,505
22,000	PSEG Power, LLC, 2.750%, 9/15/16	22,685
54,000	Puget Energy, Inc., 5.625%, 7/15/22	57,251

		170,627

	Total Corporate Bonds (Cost $6,324,311)	6,269,897

MORTGAGE-BACKED SECURITIES (10.2%)

	Fannie Mae (7.3%)
6,627	4.500%, 10/1/18, Pool #752030	7,040
11,005	5.000%, 10/1/25, Pool #255894	11,966
198,000	2.500%, 7/15/28(d)	199,145
148,456	4.000%, 6/1/32, Pool #MA1089	155,464
3,247	7.000%, 6/1/35, Pool #255820	3,712
18,310	5.000%, 11/1/35, Pool #842402	19,714
20,878	6.000%, 12/1/36, Pool #902054	22,719
142,400	5.500%, 8/1/37, Pool #995082	156,128
54,319	5.000%, 6/1/40, Pool #AD4927	58,949
52,731	5.000%, 6/1/40, Pool #AD7860	57,234
106,435	4.500%, 5/1/41, Pool #AI1023	112,853
140,514	4.000%, 1/1/42, Pool #AK0685	147,573
164,000	3.500%, 7/15/43(d)	166,486

		1,118,983

	Freddie Mac (2.6%)
10,496	6.000%, 10/1/19, Pool #G11679	11,198
5,809	5.500%, 10/1/21, Pool #G12425	6,290
1,803	6.000%, 7/1/35, Pool #A36304	1,976
32,733	6.500%, 12/1/37, Pool #A69955	36,810
81,571	4.500%, 1/1/40, Pool #A90764	85,885
77,353	3.803%, 7/1/40, Pool #1B4948(a)	80,987
164,006	5.000%, 7/1/40, Pool #A93070	176,616

		399,762

	Ginnie Mae (0.3%)
47,776	5.000%, 2/15/40, Pool #737037	52,101

	Total Mortgage-Backed Securities (Cost $1,553,930)	1,570,846

Principal Amount		Fair Value
MUNICIPAL BONDS (7.0%)

	California (2.2%)
$220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$247,559
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	87,249

		334,808

	Colorado (0.4%)
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	55,272

	Connecticut (0.4%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	56,842

	Illinois (0.8%)
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	126,368

	New Jersey (0.3%)
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	38,734

	New York (1.7%)
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	94,159
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	172,906

		267,065

	Pennsylvania (0.4%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	65,657

	Washington (0.3%)
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	42,187

	Wisconsin (0.5%)
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	84,566

	Total Municipal Bonds (Cost $1,035,849)	1,071,499

U.S. GOVERNMENT AGENCIES (3.8%)

	Fannie Mae (3.8%)
410,000	7.125%, 1/15/30	577,597

	Total U.S. Government Agencies (Cost $579,088)	577,597

U.S. TREASURY BONDS (1.7%)
273,000	3.125%, 2/15/43	254,829

	Total U.S. Treasury Bonds (Cost $256,325)	254,829

Continued

Sterling Capital Total Return Bond VIF

   Schedule of Portfolio Investments — (continued)

   June 30, 2013 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (2.9%)

	Consumer Staples (0.7%)
1	HJ Heinz Finance Co., Series B, 8.000%(b)	$101,281

	Financials (1.8%)
2,059	Citigroup Capital XIII, 7.875%	57,343
295	DDR Corp., Series H, REIT, 7.375%	7,405
1,150	DDR Corp., Series K, REIT, 6.250%	27,267
2,080	HSBC USA, Inc., Series H, 6.500%	52,104
1,592	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	40,023
1,345	National Retail Properties, Inc., REIT, Series D, 6.625%	34,150
2,286	US Bancorp, Series F, 6.500%	64,237

		282,529

	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	24,893

	Utilities (0.2%)
1,375	Dominion Resources, Inc., Series A, 8.375%	36,149

	Total Preferred Stocks (Cost $447,137)	444,852

INVESTMENT COMPANY (0.2%)
30,673	Federated Treasury Obligations Fund, Institutional Shares	30,673

	Total Investment Company (Cost $30,673)	30,673

Fair Value
Total Investments — 100.6% (Cost $15,428,399)	$15,439,651
Net Other Assets (Liabilities) — (0.6)%	(88,867)

NET ASSETS — 100.0%	$15,350,784

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(d)	Represents securities purchased on a when-issued basis. At June 30, 2013, total cost of investments purchased on a when-issued basis was $369,726.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

(This page has been left blank intentionally.)

Sterling Capital Variable Insurance Funds

   Statements of Assets and Liabilities

   June 30, 2013 (Unaudited)

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF

Assets:
Investments at fair value (a)	$17,693,989	$28,766,460	$15,439,651
Interest and dividends receivable	16,768	18,298	144,486
Receivable for investments sold	—	342,854	427,914
Receivable for capital shares issued	1,406	—	141,526
Prepaid and other expenses	11,131	19,376	7,786

Total Assets	17,723,294	29,146,988	16,161,363

Liabilities:
Cash overdraft	—	—	1,618
Payable for investments purchased	—	—	786,520
Payable for capital shares redeemed	2,243	173,943	466
Accrued expenses and other payables:
Investment advisory fees	8,394	19,759	5,907
Administration fees	1,413	2,411	1,253
Audit fees	8,041	13,925	7,399
Compliance service fees	23	41	22
Trustee fees	42	67	33
Printing fees	4,736	8,707	5,027
Other fees	—	—	2,334

Total Liabilities	24,892	218,853	810,579

Net Assets	$17,698,402	$28,928,135	$15,350,784

Net Assets Consist of:
Capital	$33,981,869	$17,235,470	$14,539,206
Undistributed (distributions in excess of) net investment income	(2,801)	75,123	431,144
Accumulated realized gain (loss)	(17,072,691)	6,149,549	369,182
Net unrealized appreciation (depreciation)	792,025	5,467,993	11,252

Net Assets	$17,698,402	$28,928,135	$15,350,784

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	1,829,269	1,560,039	1,508,690

Net Asset Value — offering and redemption price per share	$9.68	$18.54	$10.17

(a) Investments at cost	$16,901,964	$23,298,467	$15,428,399

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

   Statements of Operations

   For the Six Months Ended June 30, 2013 (Unaudited)

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF

Investment Income:
Interest income	$—	$—	$287,126
Dividend income	201,313	247,969	15,475
Foreign taxes withheld	(761)	(4,244)	—

Total investment income	200,552	243,725	302,601

Expenses:
Investment advisory fees (See Note 4)	62,594	123,061	40,766
Administration fees (See Note 4)	8,889	15,297	8,125
Accounting out-of-pocket fees	3,139	3,171	17,853
Audit fees	8,237	14,366	7,700
Compliance service fees (See Note 4)	111	195	104
Custodian fees	895	1,229	873
Fund accounting fees (See Note 4)	671	1,154	611
Insurance fees	9,975	17,079	9,153
Legal fees	7,965	13,921	7,431
Printing fees	5,770	8,420	4,932
Transfer agent fees (See Note 4)	2,881	5,047	2,747
Trustee fees	938	1,623	871
Other fees	1,224	1,936	1,179

Total expenses before waivers	113,289	206,499	102,345
Less expenses waived by the Investment Advisor (See Note 4)	(9,606)	—	(1,191)

Net expenses	103,683	206,499	101,154

Net investment income	96,869	37,226	201,447

Realized and Unrealized Gain (Loss):
Net realized gain from investments	3,899,992	2,861,287	65,706
Change in unrealized appreciation/depreciation on investments	(2,677,394)	201,797	(701,471)

Net realized and unrealized gain (loss)	1,222,598	3,063,084	(635,765)

Change in net assets from operations	$1,319,467	$3,100,310	$(434,318)

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

   Statements of Changes in Net Assets

	Sterling Capital Equity Income VIF

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

From Investment Activities:
Operations:
Net investment income	$96,869	$207,550
Net realized gain	3,899,992	1,532,467
Change in unrealized appreciation/depreciation	(2,677,394)	1,115,741

Change in net assets from operations	1,319,467	2,855,758

Distributions to Shareholders From:
Net investment income	(105,417)	(192,318)
Net realized gains	—	—

Change in net assets from shareholders distributions	(105,417)	(192,318)

Capital Transactions:
Proceeds from shares issued	582,392	95,460
Distributions reinvested	105,417	192,318
Value of shares redeemed	(2,008,538)	(6,429,972)

Change in net assets from capital transactions	(1,320,729)	(6,142,194)

Change in net assets	(106,679)	(3,478,754)
Net Assets:
Beginning of period	17,805,081	21,283,835

End of period	$17,698,402	$17,805,081

Undistributed (distributions in excess of) net investment income	$(2,801)	$5,747

Share Transactions:
Issued	60,314	10,701
Reinvested	10,884	21,560
Redeemed	(208,980)	(733,268)

Change in Shares	(137,782)	(701,007)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF

For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

$37,226	$116,720	$201,447	$436,970
2,861,287	3,344,125	65,706	490,488
201,797	1,217,194	(701,471)	180,859

3,100,310	4,678,039	(434,318)	1,108,317

—	(85,547)	(248,274)	(521,025)
—	(1,422,090)	—	(518,065)

—	(1,507,637)	(248,274)	(1,039,090)

150,761	637,311	535,933	1,212,865
—	1,507,637	248,273	1,039,090
(5,251,648)	(9,953,282)	(2,199,448)	(4,350,979)

(5,100,887)	(7,808,334)	(1,415,242)	(2,099,024)

(2,000,577)	(4,637,932)	(2,097,834)	(2,029,797)

30,928,712	35,566,644	17,448,618	19,478,415

$28,928,135	$30,928,712	$15,350,784	$17,448,618

$75,123	$37,897	$431,144	$477,971

8,615	38,231	51,243	113,176
—	90,840	23,668	97,428
(291,546)	(601,876)	(208,845)	(404,427)

(282,931)	(472,805)	(133,934)	(193,823)

Sterling Capital Variable Insurance Funds

   Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investments income (loss)(a)	Net realized/ unrealized gains (losses) on investment	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Equity Income VIF
Six Months Ended June 30, 2013 (Unaudited)	$ 9.05	0.05	0.64	0.69	(0.06)	—	(0.06)
Year Ended December 31, 2012	$ 7.98	0.09	1.07	1.16	(0.09)	—	(0.09)
Year Ended December 31, 2011	$ 8.41	0.09	(0.43)	(0.34)	(0.09)	—	(0.09)
Year Ended December 31, 2010	$ 7.61	0.09	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$ 6.49	0.07	1.12	1.19	(0.07)	—	(0.07)
Year Ended December 31, 2008	$13.69	0.16	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Sterling Capital Special Opportunities VIF
Six Months Ended June 30, 2013 (Unaudited)	$16.78	0.02	1.74	1.76	—	—	—
Year Ended December 31, 2012	$15.36	0.06(e)	2.13	2.19	(0.05)	(0.72)	(0.77)
Year Ended December 31, 2011	$16.60	(0.01)	(0.61)	(0.62)	—	(0.62)	(0.62)
Year Ended December 31, 2010	$14.29	(0.04)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03)	4.47	4.44	—	(0.42)	(0.42)
Year Ended December 31, 2008	$16.03	0.02	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Sterling Capital Total Return Bond VIF
Six Months Ended June 30, 2013 (Unaudited)	$10.62	0.13	(0.42)	(0.29)	(0.16)	—	(0.16)
Year Ended December 31, 2012	$10.61	0.26	0.38	0.64	(0.31)	(0.32)	(0.63)
Year Ended December 31, 2011	$10.73	0.36	0.28	0.64	(0.39)	(0.37)	(0.76)
Year Ended December 31, 2010	$10.37	0.40	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$ 9.94	0.41	0.42	0.83	(0.40)	—	(0.40)
Year Ended December 31, 2008	$10.02	0.41	(0.08)	0.33	(0.41)	—	(0.41)

*	During the periods certain fees were voluntarily waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(d)	Annualized for periods less than one year.
(e)

For the year ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25% per share.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Ratio of expenses to average net assets*(d)	Portfolio turnover rate(b)

$ 9.68	7.59%	$17,698	1.16%	1.08%	1.27%	107.40%
$ 9.05	14.53%	$17,805	1.06%	1.04%	1.22%	64.31%
$ 7.98	(4.04)%	$21,284	0.97%	1.11%	1.21%	69.66%
$ 8.41	11.93%	$28,318	0.94%	1.22%	1.21%	63.34%
$ 7.61	18.50%	$32,124	1.00%	1.01%	1.24%	137.52%
$ 6.49	(37.43)%	$35,978	0.81%	1.52%	1.16%	49.73%

$18.54	10.49%	$28,928	1.34%	0.24%	1.34%	22.10%
$16.78	14.33%	$30,929	1.28%	0.34%(e)	1.28%	18.13%
$15.36	(3.53)%	$35,567	1.25%	(0.05)%	1.25%	26.68%
$16.60	16.24%	$43,344	1.24%	(0.28)%	1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%	1.29%	32.57%
$10.27	(33.71)%	$26,684	1.10%	0.14%	1.18%	35.80%

$10.17	(2.77)%	$15,351	1.24%	2.47%	1.26%	74.63%
$10.62	6.10%	$17,449	1.16%	2.39%	1.20%	144.71%
$10.61	6.10%	$19,478	1.07%	3.32%	1.17%	131.16%
$10.73	7.73%	$21,397	1.07%	3.70%	1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%	1.24%	109.12%
$ 9.94	3.38%	$20,996	0.81%	4.11%	1.03%	152.74%

Sterling Capital Variable Insurance Funds

   Notes to Financial Statements

   June 30, 2013 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of June 30, 2013.

Sterling Capital Variable Insurance Funds

   Notes to Financial Statements — (continued)

   June 30, 2013 (Unaudited)

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2013 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2013 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Equity Income VIF	$17,693,989(a)	$—	$—	$17,693,989
Sterling Capital Special Opportunities VIF	28,766,460(a)	—	—	28,766,460
Sterling Capital Total Return Bond VIF	374,241(b)	15,065,409(a)	—	15,439,650

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Sterling Capital Variable Insurance Funds

   Notes to Financial Statements — (continued)

   June 30, 2013 (Unaudited)

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a Regulated Investment Company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2013 were as follows:

	Purchases	Sales
Sterling Capital Equity Income VIF	$18,663,259	$20,641,147
Sterling Capital Special Opportunities VIF	6,468,763	11,328,360
Sterling Capital Total Return Bond VIF	6,032,809	5,431,977

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2013 for the Sterling Capital Total Return Bond VIF were $6,593,220 and $8,257,086, respectively.

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the period ended June 30, 2013 is as follows:

	Contractual Fee Rate		Fee Rate after Voluntary Waivers
Sterling Capital Equity Income VIF	0.70%	[1,2]	0.58%	[1,2]
Sterling Capital Special Opportunities VIF	0.80%		0.80%
Sterling Capital Total Return Bond VIF	0.50%	[2,3]	0.46%	[2,3]

1	The contractual fee rate was 0.70% and the fee rate after voluntary waivers was 0.60% prior to April 24, 2013.
2	For a portion of the period ended June 30, 2013, Sterling Capital voluntarily reimbursed certain expenses of the Funds. Voluntary reimbursements of expenses are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.
3	The contractual fee rate was 0.50% and the fee rate after voluntary waivers was 0.50% prior to April 24, 2013.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Funds, excluding the assets of Sterling Capital StrategicAllocation Conservative Fund, Sterling Capital StrategicAllocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

Sterling Capital Variable Insurance Funds

   Notes to Financial Statements — (continued)

   June 30, 2013 (Unaudited)

The Trust has adopted a Variable Contract Owner Servicing Plan (the “service plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2013 the Funds did not participate in any service plan.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $44,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person, as defined in the 1940 Act, of the Trust, but not affiliated with Sterling Capital is compensated at the annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Funds based upon relative net assets.

5.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF have a commitment amount of $2,800,000, $2,600,000, and $1,500,000, respectively. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on March 31, 2014. During the period ended June 30, 2013 the Funds did not utilize the line of credit.

6.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2012, the following Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Sterling Capital Variable Insurance Funds

   Notes to Financial Statements — (continued)

   June 30, 2013 (Unaudited)

	Amount	Expires
Sterling Capital Equity Income VIF	$17,459,184	2016
Sterling Capital Equity Income VIF	3,263,903	2017

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Equity Income VIF	$192,318	$—	$192,318
Sterling Capital Special Opportunities VIF	85,547	1,422,090	1,507,637
Sterling Capital Total Return Bond VIF	542,470	496,620	1,039,090

*	Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At June 30, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Equity Income VIF	$16,901,964	$1,109,974	$(317,949)	$792,025
Sterling Capital Special Opportunities VIF	23,354,322	6,601,955	(1,189,817)	5,412,138
Sterling Capital Total Return Bond VIF	15,430,908	300,522	(291,779)	8,743

7.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

Sterling Capital Variable Insurance Funds

   June 30, 2013

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	08/29/13

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	08/29/13